Related Party Transactions (Details) - USD ($)	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Loan to related parties	$ 310,567
Other receivables	97,514	$ 104,132	$ 109,897
Amounts due from related parties, Total	408,081	396,060	93,668
Long Top Limited [Member]
Statement Line Items [Line Items]
Loan to related parties	310,567	303,246
Guardforce Group Limited [Member]
Statement Line Items [Line Items]
Other receivables	89,665	84,709	84,371
Guardforce TH Group Company Limited [Member]
Statement Line Items [Line Items]
Other receivables	7,849	7,403	6,134
Guardforce Security (Thailand) Company Limited [Member]
Statement Line Items [Line Items]
Other receivables			2,456
Bangkok Bank Public Company Limited [Member]
Statement Line Items [Line Items]
Other receivable/Accounts receivable, net		$ 702	$ 707